Commitments and Contingencies (Details) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 06, 2024	Dec. 28, 2021	Jun. 30, 2025	Dec. 31, 2024	Jan. 28, 2025	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Underwriters option period			45 days	45 days
Number of shares of common stock (in Shares)	500,000		10,500,000
Deferred underwriting remains outstanding			$ 8,956,250	$ 8,956,250		$ 8,956,250
Aggregate common stock (in Shares)				10,500,000
Period commencing on the closing date of the business combination			180 days
After the closing date of the business combination			30 days
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Total deferred fee				$8,956,250
Total deferred fee			$ 8,956,250
Citigroup [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting expenses					$ 8,956,250
Ace Green Recycling’s [Member]
Commitments and Contingencies [Line Items]
Number of shares of common stock (in Shares)			1,500,000
Aggregate common stock (in Shares)				1,500,000
Subsequent Event [Member] | Citigroup [Member]
Commitments and Contingencies [Line Items]
Deferred underwriting expenses					$ 8,956,250
IPO [Member]
Commitments and Contingencies [Line Items]
Number of shares of common stock (in Shares)				3,750,000
Underwriting discount per unit (in Dollars per share)			$ 0.2	$ 0.2
Underwriting discount			$ 5,000,000	$ 5,000,000
Deferred underwriting commissions per unit (in Dollars per share)			$ 0.35	$ 0.35
Deferred underwriting commission (in Dollars per share)			$ 8,881,250	$ 8,881,250
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Number of shares of common stock (in Shares)		3,750
Underwriting discount			$ 75,000	$ 75,000
Number of additional units purchased (in Shares)			3,750,000